Property and Equipment (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Cost	$ 64,905	$ 56,223
Less: Accumulated depreciation	(54,934)	(51,641)
Property and Equipment, net	9,971	4,582
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	15,214	6,532
Computer Hardware & Software [Member]
Property, Plant and Equipment [Line Items]
Total Cost	47,849	47,849
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	$ 1,842	$ 1,842